================================================================================
FAIRPORT FUNDS
================================================================================
Charting a Course You Can Trust(TM)

Prospectus
Fairport Midwest Growth Fund
Fairport Growth and Income Fund
Fairport Government Securities Fund

March 1, 1999


Advised by
Roulston & Company, Inc.

  The Securities  and  Exchange  Commission  has not  approved or  disapprove these securities or passed upon the adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.

[LIGHTHOUSE ART]

[LIGHTHOUSE LOGO]

                                TABLE OF CONTENTS

                                                                    PAGE
MIDWEST GROWTH FUND                                                    4
    Investment Goal                                                    4
    Principal Strategy                                                 4
    Principal Risks                                                    4
    Bar Chart and Performance Table                                    5

GROWTH AND INCOME FUND                                                 6
    Investment Goals                                                   6
    Principal Strategy                                                 6
    Principal Risks                                                    6
    Bar Chart and Performance Table                                    7

GOVERNMENT SECURITIES FUND                                             8
    Investment Goals                                                   8
    Principal Strategy                                                 8
    Principal Risks                                                    8
    Bar Chart and Performance Table                                    9

FEES AND EXPENSES OF THE FUNDS                                        10
OTHER SECURITIES AND RISKS                                            11
MANAGEMENT OF THE FUNDS                                               11
    Portfolio Managers                                                12
PRICING FUND SHARES                                                   13
PURCHASE OF SHARES                                                    13
    Purchase of Fund Shares                                           14
    Distribution Arrangements                                         14
REDEMPTION OF SHARES                                                  15
FINANCIAL HIGHLIGHTS                                                  16
DIVIDENDS, DISTRIBUTIONS AND TAXES                                    18
    Dividends & Distributions                                         18
    Tax Consequences                                                  18

[LIGHTHOUSE LOGO]
================================================================================
MIDWEST GROWTH FUND
================================================================================
INVESTMENT GOAL Capital appreciation.

PRINCIPAL STRATEGY

The Fund invests primarily in common stocks and at least 65% of the Fund's total assets are invested in the common stocks of companies headquartered in the Midwest region of the United States. This region encompasses Ohio, Indiana, Michigan, Illinois, Wisconsin, Minnesota, Western New York and Western Pennsylvania. Although the Fund does not specifically focus on market capitalization, many of its investments are generally in small-sized and mid-sized companies, which means companies with less than $5 billion in total market capitalization.

The common stocks selected for purchase are primarily of companies experiencing an improvement in profitability or earnings growth compared to other companies. This improvement can be attributed to the specific company, such as the influence of a new product cycle. It can also be a function of economic conditions, such as the beginning or end of a recession, and the company's sensitivity to these conditions. The fundamentals of a company (which include earnings and cash flow history and outlook, balance sheet strength, and the company's product and market position) are also a component of the analysis.

The Fund typically sells a stock when its fundamentals deteriorate, or the stock falls short of the portfolio manager's expectations or no longer offers good value relative to its future prospects.

PRINCIPAL RISKS

There are risks associated with any investment, but the risks associated with an investment in the Fund include:

* stock market risk, or the risk that the price of securities held by the Fund, as well as the broader stock market, will fall due to various factors or unpredictable circumstances, including interest rate changes, trends in the U.S. and world economies and general investor confidence;

* the success of Fund's investments depends on the ability of the portfolio manager to correctly assess the potential of the stocks purchased for the Fund;

* because of the Fund's regional focus, the population of companies available for investment might influence performance under certain market conditions; also, the Fund's performance is closely tied to general economic conditions within the Midwest region as a whole and to economic conditions within particular industries and geographic areas located within the Midwest;

* small and mid-sized capitalization stocks involve certain special risks including that such stocks may exhibit greater price volatility and be subject to greater risks of losing value than stocks of companies with larger market capitalizations; and

*    loss of part or all of your money invested in the Fund.


WHAT IS MARKET CAPITALIZATION?
------------------------------
There are different ways to measure the size of a company. Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

================================================================================
THE FAIRPORT FUNDS
================================================================================

BAR CHART AND PERFORMANCE TABLE
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return compares with that of a broad measure of market performance. Both the chart and the table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

ANNUAL RETURNS(%)
1994           13.88%
1995           17.56%
1996           18.39%
1997           20.41%
1998           -4.31%

[CLEVELAND SKYLINE PHOTO]

During the five years ended December 31, 1998, the highest return for a quarter was 14.09% for the quarter ended June 30, 1997 and the lowest return for a quarter was -17.32% for the quarter ended September 30, 1998.



                                Performance Table
             (Average annual total returns as of December 31, 1998)
                         1 year 5 years Since Inception*
-------------------------------------------------------------------------------------------------------------
         Midwest Growth Fund                                  (4.13%)            14.30%                15.52%
         S&P 500 Index                                        28.58%             24.04%                22.71%
         Lipper Growth Fund Average                           21.79%             19.06%                18.67%

The S&P 500 Index is a major stock market index comprised of 500 companies representing a broad range of industries. Unlike the Fund, this index does not reflect any fees or expenses.

The S&P 500 Index and Lipper Growth Fund Average are unmanaged indicators of financial performance and as such are not sold as investments. The Lipper Growth Fund Average provides information that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

* Inception date July 1, 1993.

PORTFOLIO MANAGER
John A. Karnuta, CFA

[LIGHTHOUSE LOGO]
================================================================================
GROWTH AND INCOME FUND
================================================================================
INVESTMENT GOALS
Capital appreciation and current income.


PRINCIPAL  STRATEGY

The Fund invests principally in the common stocks of well established companies with long-term growth potential and a history of paying dividends. The portfolio managers seek growing companies with strong cash flow return that sell at a discount to the S&P 500 Index. Companies selected must, in the managers' opinion, have:

*  a strong business strategy;

*  a durable competitive advantage;

*  a record of increasing the dividend over time.

The portfolio managers adhere to a value approach of investment management that also requires a potential investment to meet other standards such as price/sales ratios and historical price/earnings ratios relative to the S&P 500 Index and industry peers. The research process for current and potential investments in the Fund requires personal visits with company management, as well as other sources of information such as suppliers, customers, and competitors, to track original assumptions, verify information, and make changes regarding each investment. This value style of investing seeks to identify companies that appear underpriced in regards to their intrinsic worth and future prospects. It also takes into account the fundamentals of a company which include: earnings and cash flow history and outlook, balance sheet strength, and the company's product and market position.

The Fund typically sells a stock when its fundamentals deteriorate, or the stock falls short of the portfolio managers' expectations or no longer offers good value.

PRINCIPAL RISKS
There are risks associated with any investment, but the particular risks associated with your investment in the Fund include:

* stock market risk, or the risk that the price of securities held by the Fund, as well as the broader stock market will fall due to various factors or unpredictable circumstances, including interest rate changes, trends in the U.S. and world economies and general investor confidence;

* the success of the Fund's investments depends on the ability of the portfolio managers to correctly assess the potential of the stocks purchased for the Fund; and

*    loss of part or all of your money invested in the Fund.

WHAT IS THE PRICE/EARNINGS RATIO?
--------------------------------
A company's price/earnings ratio is a common measure of the value of a common stock; it is simply the ratio of the stock's market price to its earnings per share. For example, a common stock with the P/E of 12 means that its price per share is twelve times its earnings per share.

================================================================================
THE FAIRPORT FUNDS
================================================================================
BAR CHART AND PERFORMANCE TABLE
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return compares with that of a broad measure of market performance. Both the chart and the table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

 ANNUAL RETURNS(%)
1994            4.56%
1995           13.69%
1996           14.80%
1997           18.08%
1998            6.28%

[PHOTO]
During the five years ended December 31, 1998, the highest return for a quarter was 17.65% for the quarter ended June 30, 1997 and the lowest return for a quarter was -15.3% for the quarter ended September 30, 1998.



                                Performance Table
             (Average annual total returns as of December 31, 1998)

                                                              1 year            5 years          Since Inception*
---------------------------------------------------------------------------------------------------------------------------
         Growth and  Income Fund                               6.28%             16.40%                15.85%
         S&P 500 Index                                        28.58%             24.04%                22.71%
         Lipper Growth & Income Fund Average                  14.15%             17.96%                17.61%

The S&P 500 Index is a major stock market index comprised of 500 companies representing a broad range of industries. Unlike the Fund, this index does not reflect any fees or expenses.

The S&P 500 Index and Lipper Growth & Income Fund Average are unmanaged indicators of financial performance and as such are not sold as investments. The Lipper Growth & Income Fund Average provides information that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

*Inception date July 1, 1993.

PORTFOLIO MANAGERS
Portfolio Manager:         Elmer L. Meszaros, CFA
Co-Portfolio Managers:     Joseph A. Harrison, CFA
                           Norman F. Klopp, CFA


[LIGHTHOUSE LOGO]                                                     7

================================================================================
GOVERNMENT SECURITIES FUND
================================================================================
INVESTMENT GOALS
Current income consistent with preservation of capital.


PRINCIPAL STRATEGY

The Fund primarily invests in U.S. government and agency securities and expects to maintain an average portfolio maturity of three to ten years. Normally, at least 65% of the Fund's total assets are invested in U.S. government securities, including:

*  direct obligations issued by the U.S. Treasury;

* securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

*  repurchase agreements, backed by any of the foregoing securities.



PRINCIPAL RISKS
There are risks associated with any investment, but the particular risks associated with your investment in the Fund include:


* the market value of the Fund's portfolio securities will change in response to interest rate changes and other factors;

* during periods of falling interest rates, the value of fixed income securities generally rises; conversely, during periods of rising interest rates, the value of such securities generally declines;

* securities with longer maturities generally pay higher rates of interest but they are also subject to greater price volatility due to changes in interest rates;

* the success of a Fund's investments depends on the ability of the portfolio managers to correctly assess the potential of the holdings relative to the market climate and interest rate changes;

* while the U.S. Government or its agencies guarantee the principal and interest on such obligations, it does not guarantee the market price of such securities; and

*  loss of part or all of your money invested in the Fund.

================================================================================
                                                        THE FAIRPORT FUNDS
================================================================================

BAR CHART AND PERFORMANCE TABLE
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return compares with that of a broad measure of market performance. Both the chart and the table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

ANNUAL RETURNS = (%)
1994                -3.01%
1995                 4.86%
1996                 4.12%
1997                 4.87%
1999                 8.94%

[CLEVELAND ART MUSEUM PHOTO]

During the five years ended December 31, 1998, the highest return for a quarter was 6.45% for the quarter ended June 30, 1995 and the lowest return for a quarter was -4.41% for the quarter ended March 31, 1994.


                                PERFORMANCE TABLE
             (Average annual total returns as of December 31, 1998)
                                                              1 year            5 years          Since Inception*
-----------------------------------------------------------------------------------------------------------------

         Government Securities Fund                            8.94%              5.73%                 5.59%
         Merrill Lynch Intermediate
         Government Bond Index                                 8.63%              6.50%                 6.32%

         The Merrill Lynch Intermediate  Government Bond Index includes all U.S.
         Treasury Notes and Bonds with at least $1 billion face amount outstanding. Maturities are between one and ten years. Unlike the Fund, this index does not reflect any fees or expenses.
         * Inception date July 1, 1993.

PORTFOLIO MANAGERS
Portfolio Manager Effective April 1, 1999:
Co-Portfolio Managers through March 31, 1999:

Robert P. Goodman
Thomas H. Roulston & D. Keith Lockyer                                   9

================================================================================
THE FAIRPORT FUNDS
================================================================================
FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of one or more of the Funds.

                                                 FAIRPORT      FAIRPORT             FAIRPORT
                                                  MIDWEST       GROWTH             GOVERNMENT
                                                  GROWTH      AND INCOME           SECURITIES
                                                   FUND          FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------
Shareholder Fees*:
(fees paid directly from your investment)          None          None                 None
Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees                                    .75%          .75%                 .25%
Distribution and Service
  (12b-1) Fees                                     .25%          .25%                 .25%
Other Expenses                                     .43%          .53%                1.69%
Total Annual Operating                           ------         ------              ------
Expenses                                          1.43%**       1.53%**              2.19%**
Less Fee Waiver and/or
Expense Reimbursement                             (.05%)        (.03%)              (1.29%)
                                                 ======         ======              ======
Net Annual Operating Expenses                     1.38%***      1.50%***              .90%***
                                                 ======         ======              ======
---------------------------------------------------------------------------------------------------------------------------

* A $9 wire redemption charge deducted from the amount of each redemption of Fund shares you request by Federal Reserve wire.

** These are the gross fees and
expenses that would have been incurred for the fiscal year ended October 31, 1998 if Roulston and Company, the Adviser, did not waive any fees and/or reimburse expenses.

***These are the net fees and expenses that the Funds actually incurred for the fiscal year ended October 31, 1998 because Roulston had voluntarily agreed to waive advisory fees and/or reimburse expenses. Roulston has contractually agreed to continue to waive advisory fees and/or reimburse expenses for the Funds' fiscal year ending October 31, 1999, to the extent necessary to maintain each Fund's Net Annual Operating Expenses at the levels shown in the above table. This undertaking shall continue for additional one-year terms absent 60 days' notice from Roulston.

EXAMPLE
This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

*  You invest $10,000 in a Fund for the time periods indicated;
*  You redeem all of  your  shares  at the  end of  each  time  period;
*  Your  investment  has a hypothetical 5% return each year;
*  All dividends are reinvested; and
* Each Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and each Fund's operating expenses for the three year, five year and ten year periods do not reflect fee waivers and/or expenses assumed.

This example is for comparison purposes only. Actual return and expenses will be different and each Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

                                                  1 year       3 years       5 years     10 years
---------------------------------------------------------------------------------------------------------------------------
                  Midwest Growth Fund              $140         $452        $  782       $1,713
                  Growth and Income Fund           $153         $483        $  834       $1,824
                  Government Securities Fund       $ 92         $685        $1,175       $2,524

10

================================================================================
                                                           THE FAIRPORT FUNDS
================================================================================
OTHER SECURITIES AND RISKS
STOCKS OF SMALL- AND MID-SIZED COMPANIES. The prices of stocks of small- and mid-sized companies are generally more volatile than those of larger, more established companies for a variety of factors including lack of market makers and analysts following such companies. In addition, small- and mid-sized companies are more sensitive to adverse economic changes because they usually rely on only a few products, have more limited financial resources and have less experienced management.

BONDS AND OTHER DEBT SECURITIES. Generally, the Government Securities Fund is subject to interest rate risk, which is the risk that increases in market interest rates may decrease the value of the bonds or other debt securities held by that Fund. Usually the prices of bonds fall when interest rates increase, and rise when interest rates decrease. Typically, the longer the maturity of a bond, the more sensitive its price is to shifts in interest rates. Because the Government Securities Fund invests principally in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, there is very little risk that the principal of and interest on such securities will not be paid when due.

TEMPORARY DEFENSIVE POSITIONS. In response to economic, political or unusual market conditions, each Fund may adopt a temporary defensive position. In such an event, each Fund may invest up to 100% of its assets in cash or money market instruments. Should this occur, the Fund taking the temporary defensive position will not achieve its investment objective during that time.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund essentially is making a short-term loan to a broker or bank (seller). The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required, and the Fund could experience delays in recovering the amounts owed it.

YEAR 2000 COMPLIANCE. The Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information after December 31, 1999. The Year 2000 issue affects virtually all companies and organizations. While Year 2000-related computer problems could have a negative effect on the Funds, Roulston and First Data are working to avoid such problems and to obtain assurances from the Funds' other service providers that they are taking similar steps. Companies, organizations, governmental entities and securities in which the Funds invest could be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact. To the extent the effect is negative, a Fund's returns could be reduced.

MANAGEMENT OF THE FUNDS
Roulston, 4000 Chester Avenue, Cleveland, Ohio 44103, serves as the investment adviser for each Fund. Roulston is a professional investment management firm and registered investment adviser founded in 1963. In addition to advising the Funds, Roulston provides advisory services to pension plans, corporations, 401(k) plans, profit sharing plans, individual investors, trusts and estates.

Roulston serves as the investment adviser for each Fund pursuant to an investment advisory agreement. Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment program of the Funds.

During the fiscal year ended October 31, 1998, the Midwest Growth Fund paid net advisory fees of .71 % of its average net assets (reflecting fee waivers of .04% or $34,063), the Growth and Income Fund paid net advisory fees of .70% of its average net assets (reflecting fee waivers of .05% or $16,411), and the Government Securities Fund paid net advisory fees of .00% of its average net assets (reflecting fee waivers of .25% or $11,854).

================================================================================
THE FAIRPORT FUNDS
================================================================================
PORTFOLIO MANAGERS
MIDWEST GROWTH FUND
Effective March 1, 1999, the Fund is managed by John A. Karnuta. Mr. Karnuta has over 30 years of investment experience including positions as a security analyst for McDonald & Company Securities, Inc. and for Roulston & Company, the Vice President - Manager of Employee Benefit Portfolios at the Society National Bank Trust Department, and, for the eleven years ended in February 1999, as the portfolio manager of growth equities for the BP America Pension Fund. He graduated from John Carroll University, received an MBA from Case-Western University, and attended National Trust School at Northwestern University. A Chartered Financial Analyst and member of the Association for Investment Research, Mr. Karnuta is also a former President of the Cleveland Society of Security Analysts.

GROWTH AND INCOME FUND
Effective March 1, 1999, the Fund is primarily managed by Elmer L. Meszaros, CFA, and co-managed by Joseph A. Harrison, CFA, and Norman F. Klopp, CFA. Mr. Meszaros has 31 years of investment experience. He began his investment career as a security analyst and portfolio manager at the predecessor organization to the Huntington Bank in 1966, while still in college. He joined Roulston, in 1975, as an Investment Analyst. Mr. Meszaros has experience in evaluating a variety of industries and has personally interviewed hundreds of managements. He has specialized in close coverage of bank and financial stocks and has co-managed the Fund with Joseph A. Harrison since July, 1997. A 1975 graduate of the MBA Program at Case Western Reserve's Weatherhead School, Mr. Meszaros is a Chartered Financial Analyst, a member of the Association for Investment Management and Research, and is a member of the Cleveland Society of Security Analysts.

Joseph A. Harrison, CFA, is Executive Vice President and Director of Investments for Roulston. He began his investment career in the Trust Investment Department of Union Commerce Bank in 1960. After more than fifteen years in research and portfolio management, Mr. Harrison joined Roulston in 1976, serving as Director of Portfolio Management prior to assuming his present duties in 1990. Mr. Harrison currently brings more than thirty years of portfolio management experience to the management of the Fund and has been a portfolio manager of the Fund since its inception on July 1, 1993. A 1959 graduate of John Carroll University, Mr. Harrison is a Chartered Financial Analyst, a member of the Association for Investment Research, and a member and past President of the Cleveland Society of Security Analysts.

Effective March 1, 1999, Norman F. Klopp, CFA, became a co-manager of the Fund. Prior to March 1, 1999, Mr. Klopp was the portfolio manager of the Fairport Midwest Growth Fund from its inception on July 1, 1993. Mr. Klopp graduated from Yale University in 1960 and is a Chartered Financial Analyst. Mr. Klopp joined Roulston & Company in 1964 and has served as Director of Research and Chief Investment Officer. Since joining Roulston, Mr. Klopp has closely followed companies and industries based in the Midwest. He remains active as a security analyst working with the Roulston's research department to identify and follow investments for the Funds.

GOVERNMENT SECURITIES FUND
Effective April 1, 1999, the Fund will be managed by Robert P. Goodman. Mr. Goodman has over 17 years of investment management experience. Prior to joining Roulston, Mr. Goodman managed the $1.1 billion Fixed Income portion of the BP America Pension Fund for 10 years. He has spent his entire career in the financial markets, where he has traded and invested all types of bonds, including both domestic and foreign. Beginning in 1982, he served as a Government Securities Trader with various primary dealerships, including a three year assignment in London, England. A graduate of State University of New York at Empire College, Mr. Goodman has actively written and spoken about the bond market at numerous functions.

The Fund is co-managed by Thomas H. Roulston and D. Keith Lockyer through March 31, 1999. Mr. Roulston founded Roulston and has been Chairman since 1990. He became a manager of the Fund in June 1998. Mr. Roulston has over 35 years of investment management experience.

Mr. Lockyer has managed the Fund since its inception. He has been Vice President and a portfolio manager at Roulston since 1986.

================================================================================
                                                           THE FAIRPORT FUNDS
================================================================================
PRICING FUND SHARES
Fund  shares are sold and  redeemed  (sold back to the Fund) at net asset  value
(NAV). NAV per share of each Fund is determined by dividing the total market value of a Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund. NAV per share for each fund is determined each day the New York Stock Exchange (NYSE) is open for regular business at the earlier of 4 P.M., Eastern Time, or the close of regular trading on the NYSE.

When you place an order to purchase shares or to redeem shares with a Fund or one of its authorized agents, the shares purchased or redeemed will be priced at the next NAV or price that is calculated for that Fund. Authorized agents for the Funds include First Data Investors Group, the Funds' transfer agent, or certain discount brokers or banks with whom the Funds have entered into agreements for shareholder servicing.

The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If quotations are not available from one or more pricing services, securities will be valued by a method which the Funds' Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. For further information regarding the pricing of securities, please see the Statement of Additional Information.

All requests received by First Data Investor Services Group before 4:00 p.m., Eastern Time, will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m., Eastern Time, will be executed the following day, at that day's closing share price. Shares will not be priced on days when the NYSE is closed.

Shares of the Funds will not be priced and are not available for purchase the following days on which the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PURCHASE OF SHARES GENERAL INFORMATION: You may purchase shares of any Fund directly by mail or by wire. An account application may be obtained by calling Roulston Research Corp., the Funds' distributor, at 1-800-332-6459 (1-800-3-FAMILY).

Payment for shares may be made by check or readily available funds (e.g., by federal funds wire). Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. Your account statement will be your record of shares of the Funds owned by you. No share certificates will be issued.

The Funds reserve the right to reject any purchase order. Checks that do not clear will result in a cancellation of the purchase, and you could be liable for any losses or fees incurred, including a $20 returned check fee.

RETIREMENT PLANS:
The Funds are eligible for investment by tax deferred retirement programs such as 401(k) plans, traditional IRAs, spousal IRAs, Roth IRAs, Education IRAs, SEP IRAs and SIMPLE IRAs. All accounts established under such plans must have all dividends reinvested in the Fund. For more information about prototype plans or for an IRA application, please call 800-332-6459.

================================================================================
THE FAIRPORT FUNDS
================================================================================

                             PURCHASE OF FUND SHARES                            |
                                                                                |
    TO OPEN AN ACCOUNT                                                          |TO ADD TO AN ACCOUNT
                                                                                |BY MAIL
BY MAIL                                                                         |Fill out the  subsequent  investment  stub from
Complete the application and mail the application and your check made out to the|your account  statement and mail your check or
                                                                                |other negotiable bank draft with your account
                                                                                |  number on it to:
Fund you wish to invest in to:                                                  |             Fairport Funds
         Fairport Funds                                                         |             c/o First Data Investor Services Group
         c/o First Data Investor Services Group                                 |             P.O. Box 412797
         3200 Horizon Drive                                                     |             Kansas City, Missouri  64141-2797
         King of Prussia, Pennsylvania  19406                                   |Please make your check payable to the Fund you are
Minimum initial investment for each Fund:                                       |investing in. Minimum each account (including
                                                                                |additional investments for each Fund: $50.00 for
$250 for each account (including retirement accounts)                           |retirement accounts)
                                                                                |
BY WIRE                                                                         |BY WIRE
Telephone  800-332-6459  and you will receive an account number.                |
Call your bank|with instructions to transmit funds to:                          |Call 800-332-6459
         UMB Bank, NA, ABA #10-10-00695                                         |
         Attn:  First Data Investor Services Group                              |Follow the instructions under
         Account #98-7037-071-9                                                 |"TO OPEN AN ACCOUNT - By Wire."
         Name of the Fund                                                       |
         Name on the Account                                                    |
                                                                                |
Mail a completed account application to First Data Investor Services Group at   |
the above address. Note: Your bank may charge you a wire fee.                   |
                                                                                |
BY AUTOMATIC  INVESTMENT Submit your AUTOMATIC INVESTMENT PLAN (Section 7 of the|BY AUTOMATIC INVESTMENT
application) with your initial investment.                                      |To add the AUTOMATIC INVESTMENT PLAN to an
                                                                                |existing account, call 800-332-6459 to request the
Subsequent  investments will be drawn from your bank account and invested in the|form.
                                                                                |
designated Fund(s).                                                             |Complete and return the form and any additional
                                                                                |materials.
                                                                                |Subsequent  investments will be drawn from your
                                                                                |bank account and invested in the
                                                                                |designated Fund(s).
                                                                                |
                                                                                |
 BY EXCHANGE                                                                    |BY EXCHANGE
 Call 800-332-6459 to request an exchange of shares into:                       |
 - Another Fairport Fund                                                        |If you have previously authorized telephone
 - Kemper's Cash Account Trust Money Market Portfolio.                          |exchanges, call 080-332-6459 to request an exchange
                                                                                |of shares into:
 For  this  exchange,  you  must  first  receive a prospectus. This may not be  |Another Fairport Fund.
 available in all states.                                                       |Kemper's Cash Account Trust Money Market Portfolio.
                                                                                |For this exchange, you must first receive
                                                                                |a prospectus. This may not be available in all
 NOTE: No fee or charge will apply, but there may be a capital gain or loss. The|states.
 exchange privilege is subject to amendment or termination at any time upon     |NOTE: No fee or charge will apply, but there may be
 sixty days prior notice.                                                       |a capital gain or loss. The sixty days  exchange
                                                                                |privilege is subject to amendment or termination at
                                                                                |any time upon sixty days prior notice.


                 Please note that if you use a broker-dealer to
                  assist you in any of these transactions, the broker-dealer may charge you a fee for this service.



DISTRIBUTION ARRANGEMENTS
The Funds do not charge up-front or deferred sales charges. Each Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act, which allows the Funds to pay for the sale and distribution of their shares, as well as for shareholder services. These fees generally are paid to persons selling the Funds' shares. The maximum amount that each Fund may pay under the 12b-1 plan is 0.25% of its average net assets. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================
                                                             THE FAIRPORT FUNDS
================================================================================
REDEMPTION OF SHARES

General Information: You may sell or redeem shares of any Fund by any one or more of the following methods:

                        To Sell from or Close an Account
                                              |
BY MAIL                                       |    By Telephone
Write a letter of instruction that            |    If you have previously authorized
includes:                                     |    redemption by telephone, call
- the fund name, your account                 |    800-332-6459.
  number, the name in which the account is    |
  registered and the dollar value or          |
  number of shares you wish to sell.          |    You will receive your redemption payment
- Include all signatures and any              |    in the form you previously selected:
  additional documents that may be            |    check, deposit to your bank account, or
  required.                                   |    wire transfer (for wire transfers, a fee
                                              |    will be charged)
                                                ----------------------------------------------
Mail your request to:                         |
Fairport Funds                                |    BY EXCHANGE
c/o First Data Investor Services Group        |    If you have previously authorized
3200 Horizon Drive                            |    telephone exchanges, call 800-332-6459
King of Prussia, PA  19406                    |    to request an exchange of shares into:
                                              |
A check will be mailed to the name(s)         |    -  another Fairport Fund
and address in which the account is           |    -  Kemper's Cash Account Trust Money Market Portfolio.
registered.                                   |       For this exchange, you must first receive a prospectus.
----------------------------------------------|       This may not be available in all states.
                                              |
BY SYSTEMATIC WITHDRAWAL                      |    NOTE: No fee or charge will apply, but
Call 800-332-6459 to request an               |    an exchange of shares is treated as a
application for the SYSTEMATIC                |    sale, and there may be a capital gain or
WITHDRAWAL PLAN. Specify the amount and       |    loss. The exchange privilege is subject
frequency of withdrawals (minimum of          |    to amendment or termination at any time
$100).                                        |    upon sixty days prior notice.
                                              |
NOTE: A minimum account balance of            |
$10,000 is required and you must have         |
all dividends and distributions               |
reinvested.                                   |


                 Please note that if you use a broker-dealer to
                  assist you in any of these transactions, the
                   broker-dealer may charge you a fee for this
                                    service.

Selling Recently Purchased Shares:
If the shares to be redeemed were recently purchased by check, proceeds from your redemption may be delayed up to 15 days from the purchase date until the purchase check has cleared. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid this possible delay.

Signature Guarantees:
The Funds will require a signature  guarantee  for any of the  following:
- any written  redemption  request  for  $25,000 or more;  or
- a change in address or payee to where redemption proceeds may be mailed as shown on your account application; or
- a change in the bank account to which redemption payments are made.

A signature guarantee may be obtained from most banks or securities dealers, but not from a notary public.

Accounts With Low Balances:
If your account balance falls below $250 due to redemptions made by you, a Fund may redeem your share at NAV. The Fund will notify you if your balance has fallen below the required minimum, and you will have 60 days to meet the minimum before your shares are redeemed.

Right to Redeem in Kind:
Each of the Funds has elected generally to pay only cash for redemptions of up to $250,000 (or 1% of the Fund, whichever is less). The Funds will generally only pay cash for any other redemptions over that amount unless the Funds' Board of Trustees believes that under current conditions, further payments in cash would not be in that Fund's best interests. In those situations, you may receive portfolio securities instead of cash.

================================================================================
THE FAIRPORT FUNDS
================================================================================
FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in each table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPAs, Inc., whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

                                                   FAIRPORT MIDWEST GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------

                                                        Year           Year             Year            Year          Year
                                                       Ended          Ended             Ended          Ended          Ended
                                                      10/31/98       10/31/97         10/31/96       10/31/95       10/31/94
                                                      --------       --------         --------       --------       --------
NET ASSET VALUE,
BEGINNING OF PERIOD                               $    18.88      $    15.50      $    13.55      $    12.27      $    11.07
                                                  ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           (0.03)          (0.01)           0.02            0.04            0.02
Net realized and unrealized gain
(loss) on investments                                  (1.30)           4.55            2.16            2.04            1.19
                                                  ----------      ----------      ----------      ----------      ----------
Total from investment operations                       (1.33)           4.54            2.18            2.08            1.21
                                                  ----------      ----------      ----------      ----------      ----------

LESS DISTRIBUTIONS:
From net investment income                              0.00           (0.01)          (0.03)          (0.04)          (0.01)
From realized capital gains                            (1.10)          (1.15)          (0.20)          (0.76)           0.00
                                                  ----------      ----------      ----------      ----------      ----------
Total distributions                                    (1.10)          (1.16)          (0.23)          (0.80)          (0.01)
                                                  ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                    $    16.45      $    18.88      $    15.50      $    13.55      $    12.27
                                                  ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                           (7.73%)         31.00%          16.28%          18.17%          10.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                   $   65,387      $   77,017      $   57,198      $   49,408      $   29,688

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before reimbursement of expenses
   by Adviser                                           1.43%           1.58%           1.69%           1.57%           1.54%
After reimbursement of expenses
   by Adviser                                           1.38%           1.38%           1.38%           1.41%           1.45%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS:
Before reimbursement of
   expenses by Adviser                                 (0.18%)         (0.25%)         (0.16%)          0.14%           0.08%
After reimbursement
   of expenses by Adviser                              (0.13%)         (0.05%)          0.15%           0.29%           0.17%
Portfolio turnover                                     52.23%          41.16%          58.01%          46.51%          77.57%

                                                      GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------

                                                       Year         Year              Year            Year               Year
                                                      Ended        Ended             Ended            Ended             Ended
                                                     10/31/98     10/31/97         10/31/96         10/31/95         10/31/94
                                                     --------     --------         --------         --------         --------
NET ASSET VALUE,
BEGINNING OF PERIOD                               $    17.87    $    14.22       $    12.29       $    10.68       $    10.36
                                                  ----------    ----------       ----------       ----------       ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.01          0.05             0.13             0.15             0.14
Net realized and unrealized
 gain (loss) on investments                            (0.15)         4.83             2.04             1.68             0.35
                                                  ----------    ----------       ----------       ----------       ----------
Total from investment operations                       (0.14)         4.88             2.17             1.83             0.49
                                                  ----------    ----------       ----------       ----------       ----------

LESS DISTRIBUTIONS:
From net investment income                              0.00         (0.09)           (0.14)           (0.12)           (0.14)
From realized capital gains                            (1.84)        (1.14)           (0.10)           (0.10)           (0.03)
                                                  ----------    ----------       ----------       ----------       ----------
Total distributions                                    (1.84)        (1.23)           (0.24)           (0.22)           (0.17)
                                                  ----------    ----------       ----------       ----------       ----------

NET ASSET VALUE, END OF PERIOD                    $    15.89    $    17.87       $    14.22       $    12.29       $    10.68
                                                  ==========   ===========       ==========       ==========       ==========

TOTAL RETURN                                           (1.20%)       36.61%           17.77%           17.36%            4.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                   $    33.047   $    30.841      $   23,071       $   23,082       $   18,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before reimbursement of
   expenses by Adviser                                  1.53%         1.76%            1.83%            1.79%            1.72%
After reimbursement of
   expenses by Adviser                                  1.49%         1.50%            1.50%            1.50%            1.50%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS:
Before reimbursement of
   expenses by Adviser                                 (0.02%)        0.03%            0.58%            0.98%            1.20%
After reimbursement of
   expenses by Adviser                                  0.02%         0.29%            0.91%            1.26%            1.42%
Portfolio turnover                                     40.43%        42.45%           34.02%           13.36%           35.16%

================================================================================
                                                              THE FAIRPORT FUNDS
================================================================================


                       FAIRPORT GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------

                                                       Year          Year            Year             Year           Year
                                                      Ended         Ended           Ended            Ended          Ended
                                                    10/31/98       10/31/97        10/31/96        10/31/95       10/31/94
                                                    --------       --------        --------        --------       --------
NET ASSET VALUE,
   BEGINNING OF PERIOD                            $    9.90       $    9.75       $    9.84       $    9.03       $   10.20
                                                  ----------      ---------       ---------       ---------       ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.49            0.49            0.49            0.49            0.43
Net realized and unrealized gain
   (loss) on investments                               0.53            0.15           (0.05)           0.81           (1.17)
                                                  ----------      ---------       ---------       ---------       ---------
Total from investment operations                       1.02            0.64            0.44            1.30           (0.74)
                                                  ----------      ---------       ---------       ---------       ---------

LESS DISTRIBUTIONS:
From net investment income                            (0.49)          (0.49)          (0.53)          (0.49)          (0.42)
From realized capital gains                            0.00            0.00            0.00            0.00           (0.01)
                                                  ----------      ---------       ---------       ---------       ---------
Total distributions                                   (0.49)          (0.49)          (0.53)          (0.49)          (0.43)
                                                  ----------      ---------       ---------       ---------       ---------

NET ASSET VALUE, END OF PERIOD                    $   10.43       $    9.90       $    9.75       $    9.84       $    9.03
                                                  ==========      =========       =========       =========       =========

TOTAL RETURN                                          10.61%           6.76%           4.58%          14.76%          (7.24%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                   $   5,057       $   4,411       $   5,752       $   8,647       $   7,614

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before reimbursement of
   expenses by Adviser                                 2.19%           2.70%           2.05%           2.16%           1.80%
After reimbursement of
   expenses by Adviser                                 0.90%           0.90%           0.90%           0.90%           0.90%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS:
Before reimbursement of
   expenses by Adviser                                 3.60%           3.23%           3.78%           3.89%           3.88%
After reimbursement of
   expenses by Adviser                                 4.89%           5.03%           4.93%           5.16%           4.78%
Portfolio turnover                                    89.89%          21.01%          21.23%           1.28%          24.14%

================================================================================
THE FAIRPORT FUNDS
================================================================================
                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS & DISTRIBUTIONS
Dividends and distributions from the Fund(s) will be automatically used to purchase additional shares of that Fund unless you have elected to receive dividends and distributions in cash. If you participate in the systematic withdrawal plan or any retirement plan, you must have your distributions reinvested.

The Funds distribute substantially all of their net investment income in the form of dividends and capital gains in the form of distributions. The Midwest
Growth Fund and the Growth and Income Fund generally pay dividends semi-annually. The Government Securities Fund declares dividends daily and distributes them on a monthly basis. Any capital gains realized by a Fund will be distributed at least annually.

TAX CONSEQUENCES
A Fund pays no federal income tax on earnings distributed to shareholders as long as it meets the requirements for being a tax-qualified regulated investment company, which each of the Funds has done in the past and intends to do in the future. Any dividend or distribution you receive, whether in cash or reinvested, is considered taxable income to you. Dividends of net investment income are taxable to you as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated such gains. Net short term capital gains are generally taxable to shareholders as ordinary income. Distributions of net long term capital gains are taxable as long term capital gains. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made to them during the year. You are urged to consult your tax advisor concerning the application of federal, state and local taxes to your particular situation. An exchange of shares of a Fund for shares of another Fund is considered to be a sale of Fund shares for tax purposes.

TAX AND DISTRIBUTION CHECKLIST
The following TAX CHECKLIST is a guide to the forms and reporting information for any regular, taxable accounts which will help assist your tax preparer: (not including IRAs or Retirement Accounts)

TAX FORM                                 WHAT IS IT?                                                  WHEN IS IT SENT?
------------------------------------------------------------------------------------------------------------------
Year End Summary Statement               Sent to  shareholders detailing the activity                  January
                                         in an account for the entire year.  Keeping a
                                         copy of this statement on an ongoing basis
                                         will help with taxes down the road.
------------------------------------------------------------------------------------------------------------------
1099 - DIV                               Sent to shareholders in any Fund which made                   January
                                         distributions of dividends or capital gains
                                         during the year.
------------------------------------------------------------------------------------------------------------------
1099 - B                                 Sent to shareholders  that have redeemed                      January
                                         any shares during the year through a
                                         redemption or exchange in any Fund.
------------------------------------------------------------------------------------------------------------------

The following DISTRIBUTION PROFILE is a guide to when distributions are scheduled to be paid to shareholders in the event that a dividend or capital gain distribution is declared in a particular Fund*:

FUND                                     DIVIDENDS                                   CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------
Fairport Midwest Growth Fund             End of June                                 Early December
Semi-Annual Distributions                End of December
-------------------------------------------------------------------------------------------------------------------
Fairport Growth and Income Fund          End of June                                 Early December
Semi-Annual Distributions                End of December
-------------------------------------------------------------------------------------------------------------------
Fairport Government Securities Fund      End of the Month                            Early December
Monthly Distributions
-------------------------------------------------------------------------------------------------------------------

*There are no guarantees that either dividends or distributions will be declared and the schedule is subject to change.

================================================================================
                                                              THE FAIRPORT FUNDS
================================================================================

Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance the last fiscal year.

The Statement of Additional Information ("SAI") provides more detailed information about the funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

The SAI and the annual/semi-annual reports are available at no charge by calling or writing:



                                            Fairport Funds
                        [GRAPHIC LOGO]      4000 Chester Avenue
                                            Cleveland, OH  44103
                                            (800) 332-6459







This number may also be used to request other information about the Funds or for shareholder inquiries. You may also visit the Funds' website at www.fairport.com. Reports and other information about the Funds, including the SAI, are available on the SEC's Internet site at http://www.sec.gov. This information may also be viewed or copied at the SEC's Public Reference Room in Washington D.C or by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington D.C 20549-6009. (For information on the Public Reference Room, telephone 800-SEC-0330).

The Trust's SEC File No. is 811-8774.

                              ABOUT FAIRPORT FUNDS
                                 AND ITS ADVISER

             ------------------------------------------------------

Fairport Funds are managed by Roulston & Company, a leading investment management firm. Founded in Cleveland in 1963, Roulston & Company acts as manager or investment adviser for more than $800 million in portfolio accounts for pension funds, profit-sharing trusts, foundations, endowments and individuals. Our investment style is designed to take advantage of inefficiencies in the market by concentrating on undervalued equities where management has historically demonstrated a strong commitment to the stockholders and where the rigorous investigation of our research team can be satisfied. While future risks are difficult to predict, we firmly believe that a disciplined approach to investment management which incorporates our thorough research effort will produce excellent returns with below average risk over time.

             ------------------------------------------------------


The information provided on this cover page may be used in conjunction with the offering of shares of any Fairport Funds only if accompanied or preceded by a current prospectus.

An investment in a mutual fund involves certain investment risks, including the possible loss of principal.

(C)1999 Roulston Research Corp.


[GRAPHICS LOGO]
FAIRPORT FUNDS
CHARTING A COURSE YOU CAN TRUST

4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459

ADVISER:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

DISTRIBUTOR:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

ADMINISTRATOR & TRANSFER AGENT:
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

LEGAL COUNSEL:
Baker & Hostetler LLP
65 E. State Street
Columbus, Ohio 43215

INDEPENDENT PUBLIC ACCOUNTANTS:
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44145

                      For information, call 1-800-332-6459
                     or visit us online at www.fairport.com

                         ------------------------------
                          Not a part of the prospectus

[GRAPHICS LOGO]
                                 FAIRPORT
                                 FUNDS

                        CHARTING A COURSE YOU CAN TRUST


                            ACCOUNT APPLICATION FORM
                                      &
                           SUPPLEMENTAL INFORMATION
                                (IF APPLICABLE)

[GRAPHICS LOGO]
FAIRPORT FUNDS
CHARTING A COURSE YOU CAN TRUST


                                                        ACCOUNT APPLICATION FORM

                                                                  1-800-332-6459
                                                                (1-800-3-Family)
====================================================================================================================================
1. ACCOUNT REGISTRATION                                    3. INVESTMENT AND FUND SELECTION

   Please choose one type of account below:                   [ ]PURCHASE BY CHECK MADE PAYABLE TO FAIRPORT FUNDS.

   [ ]INDIVIDUAL  [ ]JOINT (JTWROS)* OR [ ]JOINT (JTTEN)      [ ]PURCHASE BY WIRE. CALL 1-800-332-6459 FOR INSTRUCTIONS.
   _____________________________________________________
   YOUR NAME: FIRST, MIDDLE, LAST                             Indicate Amount of Investment (The minimum initial investment is $250)
   _____________________________________________________
   SOCIAL SECURITY NUMBER                   BIRTH DATE        [ ] Fairport Growth and Income Fund (#133580)    _____% $___________
   _____________________________________________________      [ ] Fairport Government Securities Fund (#133581)_____% $___________
   JOINT OWNER'S NAME: FIRST, MIDDLE, LAST                    [ ] Fairport Midwest Growth Fund (#133582)       _____% $___________
   _____________________________________________________      [ ] Cash Account Trust Money Market (#133583)
   JOINT OWNER'S SOCIAL SECURITY NUMBER     BIRTH DATE
   * (Joint ownership with rights of survivorship unless          A prospectus must be obtained from Roulston Research Corp. before
      otherwise noted)                                            you can purchase this fund.
                                                              [ ] Check here if you have already received a prospectus.

   [ ] CUSTODIAL/GIFT TO MINORS                                   TOTAL INVESTMENT                              100%  $___________

       _________________________________________________   4. DISTRIBUTION OPTIONS
       CUSTODIAN'S NAME: FIRST, MIDDLE, LAST
       (name one only)                                        ALL DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY UNLESS
       __________________________________________________     INDICATED OTHERWISE:
       MINOR'S NAME: FIRST, MIDDLE, LAST  (name one only)

       __________________________________________________     INCOME DIVIDENDS:
       MINOR'S SOCIAL SECURITY NUMBER
       __________________________________________________     [ ] Reinvest      [ ] Cash
       MINOR'S BIRTH DATE                                     [ ] Other Fairport Fund     ____________________________
       __________________________________________________                                        fund/account #
       MINOR"S STATE OF RESIDENCE            UGMA or UTMA     Capital Gains Distributions:

                                                              [ ]Reinvest       [ ]Cash
   [ ] TRUST/PLAN                                             [ ]Other Fairport Fund      ____________________________
       __________________________________________________                                     fund/account #
       TRUSTEE'S NAME                                      5. TELEPHONE AUTHORIZATION
       __________________________________________________     [ ]Check box if you want this service:
       ADDITIONAL TRUSTEE'S NAME
       __________________________________________________        I (We) authorize First Data Investor  Services and/or
                                                                 Fairport Funds to act upon instructions  received by telephone
       NAME OF TRUST AGREEMENT/PLAN                              from me (us) to redeem shares or to exchange for shares of other
       __________________________________________________        Fairport  Funds.  I (we)  understand an exchange is made by
       TRUST'S/PLAN'S TAXPAYER IDENTIFICATION NUMBER             redeeming  shares  of one  portfolio  and using the  proceeds
       __________________________________________________        to buy  shares of another portfolio.  Exchanges must be made into
       DATE OF PLAN                                              identically registered accounts. Redemption proceeds will be sent as indicated in Section 8.
   [ ] CORPORATION/OTHER
       __________________________________________________   6. SYSTEMATIC WITHDRAWAL PLAN
       NAME OF CORPORATION OR OTHER ENTITY
       __________________________________________________      [ ]Check box if you want this service:
       AUTHORIZED SIGNER(S)                                       To establish a Systematic  Withdrawal Plan (SWP),
       __________________________________________________         an account must have a current market value of $10,000 or more.
       TAXPAYER IDENTIFICATION NUMBER                             Additionally, an account must have dividends reinvested.

2.     MAILING ADDRESS                                            [ ]Check box if you want withdrawal sent to address of record.
       __________________________________________________         [ ]Check box if you want withdrawal sent VIA ACH as instructions
       STREET ADDRESS OR P.O. BOX                                    indicate in section 8.
       __________________________________________________
       CITY, STATE, ZIPCODE                                          Amount and Frequency of Payment:
       __________________________________________________            Beginning in _________________, 19____,
       DAYTIME TELEPHONE                                                               (month)
       __________________________________________________            Please make payments in the amount of $___________________.
       EVENING TELEPHONE                                                                                    Amount $100 minimum
       __________________________________________________
       E-MAIL ADDRESS                                                Payments will be  processed  on the 25th day of the month
                                                                     frequency indicated below:
       [ ]Please check here to recieve a consolidated               [ ]Monthly    [ ]Quarterly    [ ]Semi-annually   [ ]Annually
          statement for all accounts.
       [ ]DUPLICATE CONFIRMATION
       ___________________________________________________
       NAME
       ___________________________________________________
       STREETADDRESS OR P.O. BOX
       ___________________________________________________
       CITY, STATE, ZIPCODE


7.  AUTOMATIC INVESTMENT PLAN

    [ ] I authorize  and direct the fund to draw on my (our) bank  account  indicated in Section 8 in order to establish an automatic  investment  plan in the  following manner:

        ON THE [ ]10TH  [ ]15TH   OR THE [ ] 20th OF THE MONTH

    BEGIN INVESTMENT ON (MONTH/YEAR)

    AUTOMATIC INVESTMENT AMOUNTS:  $50 MINIMUM PER FUND

    __________________________________     $__________________
    NAME OF FUND                           AMOUNT

    __________________________________     $__________________
    NAME OF FUND                           AMOUNT

    __________________________________     $__________________
    NAME OF FUND                           AMOUNT

    __________________________________     $__________________
    NAME OF FUND                           AMOUNT

   I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such a debit is not honored upon presentation, First Data Investor Services may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, First Data Investor Services shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by First Data Investor Services upon 30 days written notice or at any time by the investor by written notice to First Data Investor Services which is received no later than five (5) business days prior to the above designated investment date.

-  ATTACH A VOIDED CHECK OR DEPOSIT SLIP TO THE APPLICATION.

-  As soon as your bank accepts your authorization,  debits will be generated and your  Automatic  Investment  Plan  started.  In order for you to have  Automatic
   Clearing House (ACH) debits from your account,  your bank must be able to accept
   ACH transactions  and/or be a member of an ACH association.  We cannot guarantee acceptance by your bank.

-  Please  allow one month for  processing  before  the  first  debit  occurs.

-  Returned items will result in a $20.00 fee being deducted from your account.


8. BANK INFORMATION AND INSTRUCTIONS

   Check one only, if none are checked all redemptions will be sent by check to your address of record.

   [ ] All redemption proceeds will be executed BY AN ACH TRANSACTION unless First Data Investor Services is notified otherwise in writing.
       There is no charge for ACH transactions. Allow 3 business days.

   [ ] All redemption proceeds will be executed BY A FED WIRE TRANSACTION unless
       First Data Investor Services is notified otherwise in  writing.
       There is a $9 charge  for FED Wire  transactions.

   [ ] All redemption proceeds will be sent by check to the mailing address stated in Section 2 above unless First Data Investor
       Services is notified otherwise in writing.


   ATTACH A VOIDED CHECK OR DEPOSIT SLIP TO THE APPLICATION.

   __________________________________________________________________
   NAME OF BANK
   __________________________________________________________________
   BANK ADDRESS
   __________________________________________________________________
   ROUTING NUMBER
   __________________________________________________________________
   NAME(S) ON BANKACCOUNT
   __________________________________________________________________
   ACCOUNT NUMBER                                CHECKING or SAVINGS


9. SIGNATURE AND CERTIFICATION

   TAXPAYER IDENTIFICATION NUMBER CERTIFICATION.
   UNDER THE PENALTIES OF PERJURY, I (WE) CERTIFY THE FOLLOWING:

   1. I (We)  certify  that the number  shown on this form is my (our)  correct tax identification  number.
   2. I (We) am not (are not) subject to backup withholding as a result of a failure to report all interest and  dividends,  or the Internal Revenue Service has notified me (us) that I (we) am (are) no longer  subject to backup withholding.

   [ ]  U.S. Citizen    [ ] Non-Resident Alien  [ ] Resident Alien*

   *must have U.S. Tax Identification Number and domestic address

   "The Internal  Revenue Service does not require your consent to any provision of
   this  document   other  than  the   certifications   required  to  avoid  backup
   withholding".

   [ ] Check box if you have been notified by the IRS that you are subject to backup withholding

   SIGNATURES:

   _______________________________________________________________________
   X  SIGNATURE OFINDIVIDUAL
   _______________________________________________________________________
   X SIGNATURE OF JOINT OWNER
   _______________________________________________________________________
   DATE
   _______________________________________________________________________
   X SIGNATURE OF AUTHORIZED OFFICERS, PARTNERS, TRUSTEES OR OTHER SIGNERS
   _______________________________________________________________________
   X
   _______________________________________________________________________
   X
   _______________________________________________________________________
   DATE

--------------------------------------------------------------------------
[LIGHTHOUSE LOGO]
   Mail Completed Applications to:

              Fairport Funds
              c/o First Data Investor Services
              P.O. Box 61503
              King of Prussia,PA 19406-9993

                    - make checks payable to Fairport Funds -

--------------------------------------------------------------------------

                           FOR INVESTMENT DEALER ONLY
                          -----------------------------
_________________________________________________________________________
Dealer #

_________________________________________________________________________
Branch #

_________________________________________________________________________
Rep # Reps Last Name

_________________________________________________________________________
Firm Name

_________________________________________________________________________
Branch Address

_________________________________________________________________________
City/ State/ Zip
--------------------------------------------------------------------------
